Share capital - Common Shares Issued in Connection with "At-the-Market" ("ATM") Drawdowns (Details) - USD ($)			1 Months Ended	7 Months Ended	12 Months Ended
	Apr. 27, 2017	Dec. 14, 2015	Apr. 18, 2017	Dec. 31, 2017	Dec. 31, 2017	Mar. 24, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 28, 2017	Apr. 01, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $250, $1,107, and $4,223 in 2017, 2016, and 2015, respectively (note 16)		$ 16,650,000			$ 7,788,000		$ 9,924,000	$ 49,427,000
Payments for share issue costs		$ 1,638,000			$ 250,000		$ 1,107,000	$ 4,223,000
Exercise price (in usd per share)		$ 7.10
April 2016 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized										3,000,000
Number of shares authorised (in shares)										$ 10,000,000
Sale of stock, number of shares issued (in shares)						1,706,968
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $250, $1,107, and $4,223 in 2017, 2016, and 2015, respectively (note 16)						$ 6,000,000
Payments for share issue costs						190,000
Finance costs						$ 225,000
March 2017 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised (in shares)									$ 9,000,000
Sale of stock, number of shares issued (in shares)			597,994
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $250, $1,107, and $4,223 in 2017, 2016, and 2015, respectively (note 16)			$ 1,780,000.00
Payments for share issue costs			55,000
Finance costs			$ 65,000
April 2017 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized	2,240,000
Number of shares authorised (in shares)	$ 6,900,000
Sale of stock, number of shares issued (in shares)				1,805,758
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $250, $1,107, and $4,223 in 2017, 2016, and 2015, respectively (note 16)				$ 3,761,000.00
Payments for share issue costs				115,000
Finance costs				$ 285,000
Shelf Registration Statement 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised (in shares)	$ 50,000,000
Sale of stock offering period	3 years
Average | April 2016 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sale of stock, price per share (USD per share)						$ 3.52
Average | March 2017 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sale of stock, price per share (USD per share)			$ 2.97
Average | April 2017 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sale of stock, price per share (USD per share)				$ 1.71	$ 1.71
Series A Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in usd per share)				$ 1.07	$ 1.07